Commitments( Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011
Minimum annual rental commitments on operating leases
2012	$ 64.0
2013	46.3
2014	29.4
2015	21.4
2016	13.6
2017 and thereafter	45.3
Total minimum lease payments	$ 220.0